POST RETIREMENT BENEFIT PLAN (Details 6)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Initial
Ultimate (pre and post-65)	5.00%	5.00%
Post-65 [Member]
Initial
Defined benefit plan initial health care trend rate	8.00%	7.50%
Years to ultimate
Defined benefit plan years to ultimate health care trend rate	6 years	5 years
Pre-65 [Member]
Initial
Defined benefit plan initial health care trend rate	9.00%	11.00%
Years to ultimate
Defined benefit plan years to ultimate health care trend rate	8 years	6 years